Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000223274 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223274 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223274 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223274 | 110448107 | British American Tobacco plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223274 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223274 | 03524A108 | Anheuser-Busch InBev S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223274 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223274 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223274 | 4169219 | Carlsberg A/S Series B, Class B
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223274 | 25243Q205 | Diageo plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223274 | CommunicationsG3R239101
Holdings [Line Items]
Percent of Total Investments	98.50%
C000223274 | Collateral for Securities LoanedFGXXX
Holdings [Line Items]
Percent of Total Investments	1.50%
C000223274 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223274 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223274 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223274 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223274 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000223274 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223274 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000223274 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000223274 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000223277 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223277 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223277 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223277 | 110448107 | British American Tobacco plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223277 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223277 | 03524A108 | Anheuser-Busch InBev S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223277 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223277 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223277 | 4169219 | Carlsberg A/S Series B, Class B
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223277 | 25243Q205 | Diageo plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223277 | CommunicationsG3R239101
Holdings [Line Items]
Percent of Total Investments	98.50%
C000223277 | Collateral for Securities LoanedFGXXX
Holdings [Line Items]
Percent of Total Investments	1.50%
C000223277 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223277 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223277 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223277 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223277 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000223277 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223277 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000223277 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000223277 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000223275 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223275 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223275 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223275 | 110448107 | British American Tobacco plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223275 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223275 | 03524A108 | Anheuser-Busch InBev S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223275 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223275 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223275 | 4169219 | Carlsberg A/S Series B, Class B
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223275 | 25243Q205 | Diageo plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223275 | CommunicationsG3R239101
Holdings [Line Items]
Percent of Total Investments	98.50%
C000223275 | Collateral for Securities LoanedFGXXX
Holdings [Line Items]
Percent of Total Investments	1.50%
C000223275 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223275 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223275 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223275 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223275 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000223275 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223275 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000223275 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000223275 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000223276 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223276 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223276 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223276 | 110448107 | British American Tobacco plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223276 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223276 | 03524A108 | Anheuser-Busch InBev S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223276 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223276 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223276 | 4169219 | Carlsberg A/S Series B, Class B
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223276 | 25243Q205 | Diageo plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223276 | CommunicationsG3R239101
Holdings [Line Items]
Percent of Total Investments	98.50%
C000223276 | Collateral for Securities LoanedFGXXX
Holdings [Line Items]
Percent of Total Investments	1.50%
C000223276 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223276 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223276 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223276 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223276 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000223276 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223276 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000223276 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000223276 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	40.30%